UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:     811-08059

Cohen & Steers Global Realty Shares, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2019

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2019. The total returns for Cohen & Steers Global Realty Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2019
Cohen & Steers Global Realty Shares:
Class A	15.87%
Class C	15.51%
Class I	16.07%
Class R	15.79%
Class Z	16.08%
FTSE EPRA Nareit Developed Real Estate Index—net[a]	14.51%
S&P 500 Index[a]	18.54%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

[a]

The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend witholding taxes. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Market Review

Global real estate stocks had a solid gain in the first half of 2019, with most countries posting double-digit returns, following the downturn late in 2018. Stocks broadly benefited as the U.S. Federal Reserve and other central banks indicated they would pursue accommodative monetary policies amid slowing global economic growth and generally low inflation. Late in the period, signs of progress in U.S.-China trade negotiations contributed to investors’ willingness to take risk, driving equity markets higher. Meanwhile, real estate fundamentals remained healthy in most markets, with firm, lease-based demand and relatively limited new supply.

Fund Performance

The Fund had a positive total return in the period and outperformed its benchmark.

U.S. real estate stocks had strong performance, with nearly all property types posting large gains outside of regional malls, which declined as a bleaker backdrop for store closings weighed on investor sentiment. The single-family homes sector had especially strong performance, driven by rising rents and occupancy due to high housing ownership prices. Data centers also had sizable gains, helped by continued capital spending on technology outsourcing. Stock selection in the U.S. aided the Fund’s relative performance. Leading contributors included our decision not to own Simon Property Group, a mall company that declined in the period along with other retail landlords globally, and to be overweight in Invitation Homes, a single-family-home landlord that benefited from improving fundamentals in the sector.

Australia advanced and outpaced the global real estate market, helped by a supportive monetary policy backdrop; the country’s central bank reduced interest rates for the first time in three years, to a record low of 1.25%. Stock selection in the market was beneficial for performance, led by our out-of-benchmark allocation to diversified real estate owner Charter Hall Group, which rallied on the company’s upgraded earnings guidance.

The U.K. had a relatively modest gain in the period, restrained by political and economic uncertainty related to Brexit. Our focus in the country was on property types supported by secular growth trends that we believe are less vulnerable to Brexit concerns, such as health care and self storage landlords. These sectors generally outperformed office and retail companies, aiding the Fund’s relative returns. Our avoidance of the Netherlands, which declined on weakness in retail landlords, further helped performance.

Germany had only a small gain. Certain residential stocks fell amid news that Berlin’s Senate was considering a five-year rent freeze starting in 2020. Stock selection in Germany detracted from performance. We were overweight in Deutsche Wohnen and ADO Properties, which had significant declines. While we remained overweight in German apartments as a group, we turned more cautious towards Berlin landlords. Stock selection in Singapore and Canada also detracted from relative performance, as did our out-of-index allocation to China, which had a relatively modest gain in the period.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund’s investments in foreign securities contributed to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund’s investments denominated in foreign currencies are subject to foreign currency risk. Overall, other currencies modestly appreciated against the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

Sincerely,

JON CHEIGH	WILLIAM LEUNG
Portfolio Manager	Portfolio Manager

ROGIER QUIRIJNS	LAUREL DURKAY
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2019

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	5.90%[a]	9.17%[b]	—	—	—
1 Year (without sales charge)	10.89%	10.17%	11.26%	10.74%	11.30%
5 Years (with sales charge)	5.25%[a]	5.53%	—	—	—
5 Years (without sales charge)	6.22%	5.53%	6.59%	—	—
10 Years (with sales charge)	10.03%[a]	9.82%	—	—	—
10 Years (without sales charge)	10.54%	9.82%	10.91%	—	—
Since Inception[c] (with sales charge)	5.55%[a]	5.20%	—	—	—
Since Inception[c] (without sales charge)	5.88%	5.20%	8.48%	7.57%	8.08%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2019 prospectus were as follows: Class A—1.23% and 1.23%; Class C—1.88% and 1.88%; Class I—0.94% and 0.90%; Class R—1.38% and 1.38%; and Class Z—0.88% and 0.88%. Through June 30, 2021, the investment advisor contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

[a]	Reflects a 4.50% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception dates: September 30, 2004 for Class A and C shares, May 8, 1997 for Class I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019—June 30, 2019.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period[a] January 1, 2019— June 30, 2019
Class A
Actual (15.87% return)	$1,000.00	$1,158.70	$6.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.79	$6.06

Class C
Actual (15.51% return)	$1,000.00	$1,155.10	$9.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.57	$9.30

Class I
Actual (16.07% return)	$1,000.00	$1,160.70	$4.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.33	$4.51

Class R
Actual (15.79% return)	$1,000.00	$1,157.90	$7.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$6.80

Class Z
Actual (16.08% return)	$1,000.00	$1,160.80	$4.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31

[a]

Expenses are equal to the Fund’s Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.21%, 1.86%, 0.90%, 1.36% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS GLOBAL REALTY SHARES, INC.

June 30, 2019

Top Ten Holdings

(Unaudited)

Security	Value	% of Net Assets

UDR, Inc.	$68,979,994	4.8
Welltower, Inc.	66,488,367	4.6
Prologis, Inc.	62,221,520	4.3
Public Storage	55,287,117	3.8
Sun Hung Kai Properties Ltd.	45,796,690	3.1
Extra Space Storage, Inc.	40,702,506	2.8
Essex Property Trust, Inc.	40,409,243	2.8
Invitation Homes, Inc.	39,315,419	2.7
Link REIT	37,456,971	2.6
VEREIT, Inc.	33,252,324	2.3

Country Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	98.3%
AUSTRALIA	4.1%
REAL ESTATE
DIVERSIFIED	3.1%
BGP Holdings PLC (EUR)[a,b]		11,893,063	$0
Charter Hall Group		2,510,123	19,084,971
Mirvac Group		11,827,798	25,990,598

			45,075,569

INDUSTRIALS	1.0%
Goodman Group		1,314,160	13,866,768

TOTAL AUSTRALIA			58,942,337

AUSTRIA	0.5%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		199,646	7,332,665

BELGIUM	0.5%
REAL ESTATE—RESIDENTIAL
Aedifica SA		78,598	7,498,462

CANADA	2.9%
REAL ESTATE
OFFICE	1.5%
Allied Properties REIT		588,772	21,297,491

RESIDENTIAL	1.4%
Boardwalk REIT		668,988	20,352,397

TOTAL CANADA			41,649,888

CHINA	1.0%
REAL ESTATE—DIVERSIFIED
China Overseas Land & Investment Ltd. (HKD)		3,868,000	14,260,455

FRANCE	2.0%
REAL ESTATE
DIVERSIFIED	0.9%
Covivio		125,023	13,086,166

RETAIL	1.1%
Klepierre SA		479,393	16,070,075

TOTAL FRANCE			29,156,241

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2019 (Unaudited)

		Shares	Value
GERMANY	4.3%
REAL ESTATE
OFFICE	0.6%
Alstria Office REIT AG		540,276	$8,748,315

RESIDENTIAL	3.7%
ADO Properties SA, 144Ac		92,725	3,835,820
Deutsche Wohnen SE		474,403	17,407,849
Instone Real Estate Group AG, 144Ab,c		268,930	6,042,615
LEG Immobilien AG		167,731	18,920,113
Vonovia SE		157,384	7,516,378

			53,722,775

TOTAL GERMANY			62,471,090

HONG KONG	10.0%
REAL ESTATE
DIVERSIFIED	6.3%
New World Development Co., Ltd.		18,577,000	29,060,376
Sun Hung Kai Properties Ltd.		2,700,000	45,796,690
Swire Properties Ltd.		4,295,400	17,348,320

			92,205,386

RESIDENTIAL	1.1%
Wharf Real Estate Investment Co., Ltd.		2,204,247	15,533,597

RETAIL	2.6%
Link REIT		3,047,944	37,456,971

TOTAL HONG KONG			145,195,954

JAPAN	11.4%
REAL ESTATE
DIVERSIFIED	8.6%
Activia Properties, Inc.		2,821	12,271,474
Invincible Investment Corp.		23,733	12,283,090
Mitsubishi Estate Co., Ltd.		1,379,797	25,659,630
NIPPON REIT Investment Corp.		1,669	6,486,212
Nomura Real Estate Master Fund, Inc.		7,590	11,665,010
Orix JREIT, Inc.		10,388	18,942,455
Sumitomo Realty & Development Co., Ltd.		514,357	18,357,796
Tokyo Tatemono Co., Ltd.		726,009	8,060,407

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2019 (Unaudited)

		Shares	Value
Tokyu Fudosan Holdings Corp.		2,024,433	$11,172,264

			124,898,338

INDUSTRIALS	0.8%
Nippon Prologis REIT, Inc.		4,739	10,940,380

OFFICE	1.6%
Daiwa Office Investment Corp.		1,026	7,356,101
Nippon Building Fund, Inc.		2,204	15,086,509

			22,442,610

RESIDENTIAL	0.4%
Daiwa House REIT Investment Corp.		2,689	6,487,121

TOTAL JAPAN			164,768,449

NETHERLANDS	1.0%
REAL ESTATE—DATA CENTERS
InterXion Holding NV (USD)[b]		201,125	15,303,601

NORWAY	0.9%
REAL ESTATE—OFFICE
Entra ASA, 144Ac		865,385	13,289,502

SINGAPORE	1.9%
REAL ESTATE
DIVERSIFIED	1.3%
CapitaLand Ltd.		2,761,800	7,205,583
City Developments Ltd.		1,577,800	11,043,434

			18,249,017

HEALTH CARE	0.6%
Parkway Life Real Estate Investment Trust		4,035,100	9,036,477

TOTAL SINGAPORE			27,285,494

SPAIN	1.1%
REAL ESTATE
DIVERSIFIED	0.4%
Merlin Properties Socimi SA		419,425	5,818,524

OFFICE	0.7%
Inmobiliaria Colonial Socimi SA		913,460	10,174,023

TOTAL SPAIN			15,992,547

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2019 (Unaudited)

		Shares	Value
SWEDEN	1.7%
REAL ESTATE
DIVERSIFIED	1.2%
Castellum AB		562,687	$10,758,504
Fastighets AB Balder, Class Bb		174,210	5,834,421

			16,592,925

INDUSTRIALS	0.5%
Catena AB		243,539	7,658,005

TOTAL SWEDEN			24,250,930

UNITED KINGDOM	4.2%
REAL ESTATE
DIVERSIFIED	0.7%
British Land Co., PLC		1,381,628	9,446,753

HEALTH CARE	0.5%
Assura PLC		9,098,439	7,371,807

INDUSTRIALS	1.7%
LondonMetric Property PLC		3,349,801	8,976,103
Segro PLC		1,726,654	16,011,556

			24,987,659

RESIDENTIAL	0.5%
UNITE Group PLC		548,576	6,788,988

SELF STORAGE	0.8%
Big Yellow Group PLC		523,395	6,577,059
Safestore Holdings PLC		697,103	5,431,227

			12,008,286

TOTAL UNITED KINGDOM			60,603,493

UNITED STATES	50.8%
COMMUNICATIONS—TOWERS	0.8%
SBA Communications Corp.[b]		49,452	11,118,788

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.8%
Boyd Gaming Corp.		440,372	11,863,622

REAL ESTATE	49.2%
DATA CENTERS	2.8%
CyrusOne, Inc.		321,496	18,556,749

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2019 (Unaudited)

		Shares	Value
Equinix, Inc.		44,291	$22,335,508

			40,892,257

HEALTH CARE	5.5%
Sabra Health Care REIT, Inc.		707,424	13,929,179
Welltower, Inc.		815,508	66,488,367

			80,417,546

HOTEL	2.6%
Park Hotels & Resorts, Inc.		816,894	22,513,599
Pebblebrook Hotel Trust		547,440	15,426,859

			37,940,458

INDUSTRIALS	5.5%
Americold Realty Trust		555,412	18,006,457
Prologis, Inc.		776,798	62,221,520

			80,227,977

NET LEASE	4.2%
Agree Realty Corp.		149,494	9,575,091
VEREIT, Inc.		3,690,602	33,252,324
VICI Properties, Inc.		835,949	18,424,316

			61,251,731

OFFICE	3.8%
Columbia Property Trust, Inc.		508,757	10,551,620
Empire State Realty Trust, Inc., Class A		863,295	12,785,399
Kilroy Realty Corp.		423,520	31,260,011

			54,597,030

RESIDENTIAL	13.3%
APARTMENT	7.6%
Essex Property Trust, Inc.		138,421	40,409,243
UDR, Inc.		1,536,645	68,979,994

			109,389,237

MANUFACTURED HOME	3.0%
Equity LifeStyle Properties, Inc.		152,101	18,455,935
Sun Communities, Inc.		197,003	25,253,815

			43,709,750

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2019 (Unaudited)

		Shares	Value
SINGLE FAMILY	2.7%
Invitation Homes, Inc.		1,470,835	$39,315,419

TOTAL RESIDENTIAL			192,414,406

SELF STORAGE	6.6%
Extra Space Storage, Inc.		383,624	40,702,506
Public Storage		232,133	55,287,117

			95,989,623

SHOPPING CENTERS	4.9%
COMMUNITY CENTER	1.9%
Regency Centers Corp.		274,631	18,328,873
SITE Centers Corp.		480,222	6,358,139
Weingarten Realty Investors		69,580	1,907,884

			26,594,896

FREE STANDING	2.1%
Realty Income Corp.		444,544	30,660,199

REGIONAL MALL	0.9%
Macerich Co. (The)		207,086	6,935,310
Taubman Centers, Inc.		149,525	6,105,106

			13,040,416

TOTAL SHOPPING CENTERS			70,295,511

TOTAL REAL ESTATE			714,026,539

TOTAL UNITED STATES			737,008,949

TOTAL COMMON STOCK (Identified cost—$1,218,161,904)			1,425,010,057

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17%[d]		10,662,250	10,662,250

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,662,250)			10,662,250

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,228,824,154)	99.0%		1,435,672,307
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		14,073,754

NET ASSETS	100.0%		$1,449,746,061

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2019 (Unaudited)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Security value is determined based on significant unobservable inputs (Level 3).
[b]	Non-income producing security.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $23,167,937 which represents 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	23.9
Residential	20.9
Industrials	9.5
Office	9.0
Self Storage	7.4
Health Care	6.7
Shopping Centers	4.9
Net Lease	4.2
Data Centers	3.9
Retail	3.7
Hotel	2.6
Other	1.7
Hotels, Restaurants & Leisure	0.8
Communications—Towers	0.8

100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,228,824,154)	$1,435,672,307
Foreign currency, at value (Identified cost—$1,610,108)	1,612,181
Receivable for:
Investment securities sold	13,929,443
Fund shares sold	9,666,564
Dividends	6,804,491
Other assets	15,990

Total Assets	1,467,700,976

LIABILITIES:
Payable for:
Investment securities purchased	6,421,755
Dividends and distributions declared	5,305,447
Fund shares redeemed	4,871,186
Investment advisory fees	875,745
Shareholder servicing fees	202,715
Administration fees	47,992
Distribution fees	5,162
Directors’ fees	397
Other liabilities	224,516

Total Liabilities	17,954,915

NET ASSETS	$1,449,746,061

NET ASSETS consist of:
Paid-in capital	$1,249,130,312
Total distributable earnings/(accumulated loss)	200,615,749

$1,449,746,061

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2019 (Unaudited)

CLASS A SHARES:
NET ASSETS	$88,917,782
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,582,368

Net asset value and redemption price per share	$56.19

Maximum offering price per share ($56.19 ÷ 0.955)[a]	$58.84

CLASS C SHARES:
NET ASSETS	$32,662,212
Shares issued and outstanding ($0.001 par value common stock outstanding)	584,486

Net asset value and offering price per share[b]	$55.88

CLASS I SHARES:
NET ASSETS	$1,305,985,940
Shares issued and outstanding ($0.001 par value common stock outstanding)	23,128,783

Net asset value, offering and redemption price per share	$56.47

CLASS R SHARES:
NET ASSETS	$644,070
Shares issued and outstanding ($0.001 par value common stock outstanding)	11,379

Net asset value, offering and redemption price per share	$56.60

CLASS Z SHARES:
NET ASSETS	$21,536,057
Shares issued and outstanding ($0.001 par value common stock outstanding)	381,328

Net asset value, offering and redemption price per share	$56.48

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividend income (net of $988,540 of foreign withholding tax)	$20,636,490

Expenses:
Investment advisory fees	5,160,744
Shareholder servicing fees—Class A	41,326
Shareholder servicing fees—Class C	46,071
Shareholder servicing fees—Class I	398,126
Administration fees	346,834
Distribution fees—Class A	103,315
Distribution fees—Class C	138,213
Distribution fees—Class R	1,416
Transfer agent fees and expenses	117,510
Registration and filing fees	69,223
Custodian fees and expenses	64,404
Shareholder reporting expenses	48,100
Professional fees	48,088
Directors’ fees and expenses	34,223
Miscellaneous	27,254

Total Expenses	6,644,847
Reduction of Expenses (See Note 2)	(149,753)

Net Expenses	6,495,094

Net Investment Income (Loss)	14,141,396

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	28,620,116
Foreign currency transactions	15,627

Net realized gain (loss)	28,635,743

Net change in unrealized appreciation (depreciation) on:
Investments in securities	154,340,856
Foreign currency translations	(4,205)

Net change in unrealized appreciation (depreciation)	154,336,651

Net Realized and Unrealized Gain (Loss)	182,972,394

Net Increase (Decrease) in Net Assets Resulting from Operations	$197,113,790

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
Change in Net Assets:
From Operations:
Net investment income (loss)	$14,141,396	$21,420,848
Net realized gain (loss)	28,635,743	16,509,465
Net change in unrealized appreciation (depreciation)	154,336,651	(60,892,142)

Net increase (decrease) in net assets resulting from operations	197,113,790	(22,961,829)

Distributions to Shareholders:
Class A	(2,071,245)	(2,494,069)
Class C	(635,099)	(1,265,515)
Class I	(31,871,492)	(32,252,825)
Class R	(14,426)	(12,511)
Class Z	(529,395)	(328,034)
Tax Return of Capital to Shareholders:
Class A	—	(37,573)
Class C	—	(24,013)
Class I	—	(485,602)
Class R	—	(194)
Class Z	—	(3,861)

Total distributions	(35,121,657)	(36,904,197)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	74,152,708	663,405,143 [a]

Total increase (decrease) in net assets	236,144,841	603,539,117
Net Assets:
Beginning of period	1,213,601,220	610,062,103

End of period	$1,449,746,061	$1,213,601,220

[a]	See Note 6.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
Per Share Operating Performance:		2018	2017	2016	2015	2014
Net asset value, beginning of period	$49.64	$53.63	$48.89	$50.37	$50.46	$45.08

Income (loss) from investment operations:

Net investment income (loss)[a]	0.50	0.80	0.73	0.76	0.49	0.87 [b]
Net realized and unrealized gain (loss)	7.38	(2.99)[c]	5.34	0.96	0.58	5.22

Total from investment operations	7.88	(2.19)	6.07	1.72	1.07	6.09

Less dividends and distributions to shareholders from:

Net investment income	(0.68)	(1.33)	(0.98)	(1.73)	(1.16)	(0.71)
Net realized gain	(0.65)	(0.44)	(0.35)	(1.47)	—	—
Tax return of capital	—	(0.03)	—	—	—	—

Total dividends and distributions to shareholders	(1.33)	(1.80)	(1.33)	(3.20)	(1.16)	(0.71)

Net increase (decrease) in net asset value	6.55	(3.99)	4.74	(1.48)	(0.09)	5.38

Net asset value, end of period	$56.19	$49.64	$53.63	$48.89	$50.37	$50.46

Total return[d,e]	15.87%[f]	–4.20%[c]	12.53%	3.40%	2.18%	13.54%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
Ratios/Supplemental Data:		2018	2017	2016	2015	2014
Net assets, end of period (in millions)	$88.9	$68.7	$64.6	$51.3	$54.6	$73.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.21%[g]	1.26%[c,h]	1.31%[h]	1.40%	1.42%	1.41%

Expenses (net of expense reduction)	1.21%[g]	1.26%[c,h]	1.31%[h]	1.39%	1.41%	1.40%

Net investment income (loss) (before expense reduction)	1.82%[g]	1.54%	1.42%	1.47%	0.95%	1.78%

Net investment income (loss) (net of expense reduction)	1.82%[g]	1.54%	1.42%	1.48%	0.96%	1.79%

Portfolio turnover rate	33%[f]	76%	75%	104%	82%	105%

[a]	Calculation based on average shares outstanding.
[b]	23.6% of gross income was attributable to dividends paid by Westfield Corp.
[c]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.01). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 1.25%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been –4.22%.

[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Does not reflect sales charges, which would reduce return.
[f]	Not annualized.
[g]	Annualized.
[h]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization discussed further in Note 6. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.24% for the year ended December 31, 2018 and 1.30% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
Per Share Operating Performance:		2018	2017	2016	2015	2014
Net asset value, beginning of period	$49.33	$53.31	$48.56	$50.04	$50.13	$44.82

Income (loss) from investment operations:

Net investment income (loss)[a]	0.25	0.42	0.34	0.40	0.18	0.54 [b]
Net realized and unrealized gain (loss)	7.40	(2.95)[c]	5.36	0.96	0.58	5.18

Total from investment operations	7.65	(2.53)	5.70	1.36	0.76	5.72

Less dividends and distributions to shareholders from:

Net investment income	(0.45)	(0.98)	(0.60)	(1.37)	(0.85)	(0.41)
Net realized gain	(0.65)	(0.44)	(0.35)	(1.47)	—	—
Tax return of capital	—	(0.03)	—	—	—	—

Total dividends and distributions to shareholders	(1.10)	(1.45)	(0.95)	(2.84)	(0.85)	(0.41)

Net increase (decrease) in net asset value	6.55	(3.98)	4.75	(1.48)	(0.09)	5.31

Net asset value, end of period	$55.88	$49.33	$53.31	$48.56	$50.04	$50.13

Total return[d,e]	15.51%[f]	–4.84%[c]	11.83%	2.71%	1.54%	12.78%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
Ratios/Supplemental Data:		2018	2017	2016	2015	2014
Net assets, end of period (in millions)	$32.7	$40.9	$51.6	$60.5	$78.0	$82.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.86%[g]	1.91%[c,h]	1.96%[h]	2.05%	2.07%	2.06%

Expenses (net of expense reduction)	1.86%[g]	1.91%[c,h]	1.96%[h]	2.04%	2.06%	2.05%

Net investment income (loss) (before expense reduction)	0.93%[g]	0.81%	0.66%	0.77%	0.34%	1.12%

Net investment income (loss) (net of expense reduction)	0.93%[g]	0.81%	0.66%	0.78%	0.35%	1.13%

Portfolio turnover rate	33%[f]	76%	75%	104%	82%	105%

[a]	Calculation based on average shares outstanding.
[b]	23.6% of gross income was attributable to dividends paid by Westfield Corp.
[c]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(2.97). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 1.90%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been –4.86%.

[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Does not reflect sales charges, which would reduce return.
[f]	Not annualized.
[g]	Annualized.
[h]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization discussed further in Note 6. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.89% for the year ended December 31, 2018 and 1.95% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
Per Share Operating Performance:		2018	2017	2016	2015	2014
Net asset value, beginning of period	$49.87	$53.87	$49.08	$50.56	$50.66	$45.26

Income (loss) from investment operations:

Net investment income (loss)[a]	0.58	1.08	0.91	0.98	0.70	1.01 [b]
Net realized and unrealized gain (loss)	7.43	(3.11)[c]	5.38	0.92	0.55	5.28

Total from investment operations	8.01	(2.03)	6.29	1.90	1.25	6.29

Less dividends and distributions to shareholders from:

Net investment income	(0.76)	(1.50)	(1.15)	(1.91)	(1.35)	(0.89)
Net realized gain	(0.65)	(0.44)	(0.35)	(1.47)	—	—
Tax return of capital	—	(0.03)	—	—	—	—

Total dividends and distributions to shareholders	(1.41)	(1.97)	(1.50)	(3.38)	(1.35)	(0.89)

Net increase (decrease) in net asset value	6.60	(4.00)	4.79	(1.48)	(0.10)	5.40

Net asset value, end of period	$56.47	$49.87	$53.87	$49.08	$50.56	$50.66

Total return[d]	16.07%[e]	–3.89%[c]	12.95%	3.75%	2.54%	13.93%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
Ratios/Supplemental Data:		2018	2017	2016	2015	2014
Net assets, end of period (in millions)	$1,306.0	$1,087.2	$492.8	$326.7	$295.0	$292.0

Ratios to average daily net assets:

Expenses (before expense reduction)	0.92%[f]	0.96%[c,g]	1.02%[g]	1.11%	1.12%	1.14%

Expenses (net of expense reduction)	0.90%[f]	0.93%[c,g]	0.96%[g]	1.04%	1.06%	1.05%

Net investment income (loss) (before expense reduction)	2.08%[f]	2.03%	1.69%	1.83%	1.31%	2.00%

Net investment income (loss) (net of expense reduction)	2.10%[f]	2.06%	1.75%	1.90%	1.37%	2.09%

Portfolio turnover rate	33%[e]	76%	75%	104%	82%	105%

[a]	Calculation based on average shares outstanding.
[b]	23.6% of gross income was attributable to dividends paid by Westfield Corp.
[c]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.13). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 0.95% and 0.92%, respectively. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been –3.91%.

[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.
[g]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization discussed further in Note 6. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 0.94% and 0.91%, respectively, for year ended December 31, 2018 and 1.01% and 0.95%, respectively, for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,				For the Period October 1, 2014[a] through December 31, 2014
Per Share Operating Performance:		2018	2017	2016	2015
Net asset value, beginning of period	$50.00	$54.01	$49.27	$50.76	$50.66	$47.36

Income (loss) from investment operations:

Net investment income (loss)[b]	0.49	0.73	0.78	0.82	0.55	0.07
Net realized and unrealized gain (loss)	7.41	(3.01)[c]	5.26	0.83	0.55	3.54

Total from investment operations	7.90	(2.28)	6.04	1.65	1.10	3.61

Less dividends and distributions to shareholders from:

Net investment income	(0.65)	(1.26)	(0.95)	(1.67)	(1.00)	(0.31)
Net realized gain	(0.65)	(0.44)	(0.35)	(1.47)	—	—
Tax return of capital	—	(0.03)	—	—	—	—

Total dividends and distributions to shareholders	(1.30)	(1.73)	(1.30)	(3.14)	(1.00)	(0.31)

Net increase (decrease) in net asset value	6.60	(4.01)	4.74	(1.49)	0.10	3.30

Net asset value, end of period	$56.60	$50.00	$54.01	$49.27	$50.76	$50.66

Total return[d]	15.79%[e]	–4.34%[c]	12.37%	3.25%	2.23%	7.63%[e]

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,				For the Period October 1, 2014[a] through December 31, 2014
Ratios/Supplemental Data:		2018	2017	2016	2015
Net assets, end of period (in 000s)	$644.1	$375.4	$374.2	$108.7	$22.3	$11.0

Ratios to average daily net assets:

Expenses (before expense reduction)	1.36%[f]	1.41%[c,g]	1.46%[g]	1.55%	1.54%	1.57%[f]

Expenses (net of expense reduction)	1.36%[f]	1.41%[c,g]	1.46%[g]	1.54%	1.54%	1.55%[f]

Net investment income (loss) (before expense reduction)	1.78%[f]	1.38%	1.50%	1.55%	1.07%	0.58%[f]

Net investment income (loss) (net of expense reduction)	1.78%[f]	1.38%	1.50%	1.56%	1.07%	0.60%[f]

Portfolio turnover rate	33%[e]	76%	75%	104%	82%	105%[e]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.02). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 1.40%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been –4.36%.

[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.
[g]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization discussed further in Note 6. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.39% for the year ended December 31, 2018 and 1.45% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,				For the Period October 1, 2014[a] through December 31, 2014
Per Share Operating Performance:		2018	2017	2016	2015
Net asset value, beginning of period	$49.88	$53.88	$49.09	$50.57	$50.66	$47.36

Income (loss) from investment operations:

Net investment income (loss)[b]	0.61	1.13	0.95	1.03	0.70	0.13
Net realized and unrealized gain (loss)	7.41	(3.14)[c]	5.34	0.87	0.56	3.55

Total from investment operations	8.02	(2.01)	6.29	1.90	1.26	3.68

Less dividends and distributions to shareholders from:
Net investment income	(0.77)	(1.52)	(1.15)	(1.91)	(1.35)	(0.38)
Net realized gain	(0.65)	(0.44)	(0.35)	(1.47)	—	—
Tax return of capital	—	(0.03)	—	—	—	—

Total dividends and distributions to shareholders	(1.42)	(1.99)	(1.50)	(3.38)	(1.35)	(0.38)

Net increase (decrease) in net asset value	6.60	(4.00)	4.79	(1.48)	(0.09)	3.30

Net asset value, end of period	$56.48	$49.88	$53.88	$49.09	$50.57	$50.66

Total return[d]	16.08%[e]	–3.86%[c]	12.96%	3.75%	2.56%	7.77%[e]

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2019	For the Year Ended December 31,				For the Period October 1, 2014[a] through December 31, 2014
Ratios/Supplemental Data:		2018	2017	2016	2015
Net assets, end of period (in 000s)	$21,536.1	$16,449.8	$607.3	$258.3	$10.7	$11.0

Ratios to average daily net assets:

Expenses (before expense reduction)	0.86%[f]	0.90%[c,g]	0.96%[g]	1.05%	1.07%	1.07%[f]

Expenses (net of expense reduction)	0.86%[f]	0.90%[c,g]	0.96%[g]	1.04%	1.06%	1.05%[f]

Net investment income (loss) (before expense reduction)	2.19%[f]	2.17%	1.83%	1.94%	1.36%	1.03%[f]

Net investment income (loss) (net of expense reduction)	2.19%[f]	2.17%	1.83%	1.95%	1.37%	1.05%[f]

Portfolio turnover rate	33%[e]	76%	75%	104%	82%	105%[e]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.15). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 0.89%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been –3.88%.

[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.
[g]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization discussed further in Note 6. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 0.88% for the year ended December 31, 2018 and 0.95% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 14, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is total return through investment in global real estate equity securities. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to

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administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$45,075,569	$45,075,569	$—	$0	[a]
Other Countries	1,379,934,488	1,379,934,488	—	—
Short-Term Investments	10,662,250	—	10,662,250	—

Total Investments in Securities[b]	$1,435,672,307	$1,425,010,057	$10,662,250	$0

[a]	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
[b]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on

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securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2019, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from net realized gain and/or return of capital upon the final determination of the Fund’s taxable income after December 31, 2019, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2019, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.

For the six months ended June 30, 2019 and through June 30, 2021, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2019, fees waived and/or expenses reimbursed totaled $149,753.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2019, the Fund incurred $275,240 in fees under administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2019, the Fund has been advised that the distributor received $2,189, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $401 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $6,997 for the six months ended June 30, 2019.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2019, totaled $508,762,814 and $447,646,028, respectively.

Note 4. Income Tax Information

As of June 30, 2019, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,228,824,154

Gross unrealized appreciation on investments	$223,533,163
Gross unrealized depreciation on investments	(16,685,010)

Net unrealized appreciation (depreciation) on investments	$206,848,153

The Fund incurred short-term capital losses of $4,403,118 and long-term capital gains of $396,757 after October 31, 2018 that it has elected to treat as arising in the following year.

Note 5. Capital Stock

On March 19, 2019, the Board of Directors of the Fund approved the deregistration of Class T shares. The Fund is now authorized to issue 400 million shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 50 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 150 million of Class I capital stock, 50 million of Class R capital stock and 50 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

shares of common stock that the Fund has authority to issue. With the exception of certain intermediaries, as noted in the Fund’s prospectus, effective March 15, 2019, Class C shares automatically convert to Class A shares on a monthly basis approximately ten years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A:
Sold	380,466	$21,150,985	689,497	$35,988,625
Issued as reinvestment of dividends and distributions	31,963	1,796,002	41,670	2,159,681
Redeemed	(213,743)	(11,995,163)	(552,535)	(28,586,002)

Net increase (decrease)	198,686	$10,951,824	178,632	$9,562,304

Class C:
Sold	26,594	$1,480,051	94,509	$4,904,465
Issued as reinvestment of dividends and distributions	8,680	485,036	19,968	1,026,915
Redeemed	(278,961)	(15,433,283)	(254,488)	(13,180,111)

Net increase (decrease)	(243,687)	$(13,468,196)	(140,011)	$(7,248,731)

Class I:
Sold	3,398,502	$189,177,869	9,444,723	$495,005,757
Acquisition of IGRS	—	—	9,051,506	454,686,267
Issued as reinvestment of dividends and distributions	478,271	27,007,940	490,445	25,705,680
Redeemed	(2,549,496)	(142,664,078)	(6,333,828)	(331,233,324)

Net increase (decrease)	1,327,277	$73,521,731	12,652,846	$644,164,380

Class R:
Sold	3,929	$212,997	2,324	$121,664
Issued as reinvestments of dividends and distributions	255	14,426	238	12,431
Redeemed	(312)	(17,778)	(1,983)	(104,257)

Net increase (decrease)	3,872	$209,645	579	$29,838

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class Z:
Sold	47,991	$2,724,169	324,881	$17,226,656
Issued as reinvestment of dividends and distributions	9,079	512,806	6,282	330,582
Redeemed	(5,540)	(299,271)	(12,637)	(659,886)

Net increase (decrease)	51,530	$2,937,704	318,526	$16,897,352

Note 6. Reorganization

On December 5, 2017, the Boards of Directors of IGRS and the Fund each approved a proposal to reorganize Cohen & Steers Institutional Global Realty Shares, Inc. (IGRS) with and into the Fund (the Reorganization). The investment advisor believes the Reorganization benefited shareholders of the Fund by reducing annual operating gross and net expense ratios, increasing marketability and providing portfolio management and operational efficiencies. The transaction was structured as a tax-free reorganization under the Internal Revenue Code. On March 15, 2018, IGRS’s stockholders approved the Reorganization.

After the close of business on March 23, 2018, the Fund acquired substantially all of the assets and liabilities of IGRS in exchange for Class I shares of common stock of the Fund, which were distributed to IGRS’s shareholders. The investment portfolio of IGRS, with a fair value of $455,071,697 and identified cost of $414,984,236 as of the date of the reorganization, was the principal asset acquired by the Fund. The acquisition was accomplished by a tax-free exchange of 18,144,491 shares of IGRS, valued at $454,686,267 for 9,051,506 shares of the Fund. The net assets of IGRS and the Fund immediately before the acquisition were $454,686,267 (including $40,114,030 of net unrealized appreciation) and $665,647,073, respectively. The combined net assets of the Fund immediately following the acquisition were $1,120,333,340. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however the cost basis of the investments received from IGRS was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Reorganization expenses were incurred by the Fund and IGRS in proportion to their net assets, and were approximately $269,751, of which $62,569 were accrued prior to January 1, 2018; $160,515 of reorganization expenses were borne by the Fund and $109,236 were borne by IGRS.

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small-to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

On March 29, 2017, the United Kingdom (UK) formally notified the European Council of its intention to leave the EU and commenced the formal process of withdrawing from the EU (referred to as Brexit). Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules and amendments that modernize reporting and disclosure and require the implementation of a Liquidity Risk Management Program, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Guidance

In August 2018, the Financial Accounting Standards Board (FASB) issued a new Accounting Standards Update (ASU) No. 2018-13, “Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments to ASU 2018-13 are intended to improve the effectiveness of disclosures in the notes to financial statements through modifications to disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Fund had adopted the amended disclosures permissible under the update. The adoption had no effect on the Fund’s net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2019 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. Previously, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which has now been rescinded. Both the Fund’s Form N-Q and Form N-PORT are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Change of Portfolio Managers

Effective January 22, 2019, Charles McKinley and Luke Sullivan no longer serve as portfolio managers to the Fund. Also effective January 22, 2019, Laurel Durkay was added as a portfolio manager of the Fund. Jon Cheigh, William Leung and Rogier Quirijns remain as portfolio managers of the Fund.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 4, 2019 and at meetings of the full Board of Directors held in person on March 19, 2019 and June 11, 2019. At the meeting of the full Board of Directors on June 11, 2019, the Advisory Agreements were unanimously continued for a term ending June 30, 2020 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided in response to a request for information submitted by counsel to the Independent Directors, as well as information provided in response to a supplemental request. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant linked benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds’ medians for the one-, three- and five-year periods ended March 31, 2019, ranking in the second, first, and first quintiles, respectively. The Board of Directors noted that the Fund represented the Peer Funds’ median for the ten-year period ended March 31, 2019. The Board of Directors also noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods ended March 31, 2019. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fee paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Funds’ medians, ranking each in the first quintile. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors noted in connection with the Reorganization that the administrative expenses of the Fund will achieve economies of scale that will benefit shareholders and will be less than the aggregate expenses of each of the Funds operating separately. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund’s asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreements to those under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, including additional information about the ranges of such fees provided in response to a supplemental request for information, noting that the Investment Advisor provides more services to the Fund than it does for

COHEN & STEERS GLOBAL REALTY SHARES, INC.

institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS ALTERNATIVE INCOME FUND

(FORMERLY COHEN & STEERS DIVIDEND VALUE FUND)

•	Designed for investors seeking high current income and capital appreciation, investing in equity, preferred and debt securities, focused on real assets and alternative income strategies

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

Jon Cheigh

Vice President

Dana A. DeVivo

Secretary and Chief Legal Officer

James Giallanza

Chief Financial Officer

Albert Laskaj

Treasurer

Lisa D. Phelan

Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	Class A—CSFAX
Class C—CSFCX
Class F—GRSFX*
Class I—CSSPX
Class R—GRSRX
Class Z—CSFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Cohen & Steers

Global Realty

Shares

Semiannual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by signing up at www.cohenandsteers.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or, if you are a direct investor, you can call (800) 330-7348 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held within the fund complex if you invest directly with the Fund.

CSFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Financial Officer (Chief Financial Officer)

Date: August 30, 2019